UNITED STATES

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-05813

CASH RESERVES PORTFOLIO
(Exact name of registrant as specified in charter)

125 Broad Street, New York, NY 10004
(Address of principal executive offices) (Zip code)

Christina T. Sydor, Esq.
Smith Barney Fund Management LLC
300 First Stamford Place
Stamford, CT 06902
 (Name and address of agent for service)

Registrant's telephone number, including area code: (800) 451-2010

Date of fiscal year end:  AUGUST 31
Date of reporting period: AUGUST 31, 2003

ITEM 1. REPORT TO STOCKHOLDERS.

The ANNUAL Report to Stockholders is filed herewith.
Cash Reserves Portfolio
P O R T F O L I O O F I N V E S T M E N T S	August 31, 2003
	Principal
	Amount
Issuer	(000’s omitted)	Value

Asset Backed — 9.7%

K2 USA LLC,*
1.07% due 04/07/04	$140,000	$139,991,691
1.08% due 04/26/04	156,500	156,484,776
1.07% due 05/18/04	75,000	74,989,636
Links Finance Corp.,*
1.09% due 10/15/03	250,000	249,996,986
1.08% due 03/15/04	200,000	199,988,299
1.06% due 06/16/04	100,000	99,976,311
1.07% due 07/15/04	400,000	399,930,492
Premier Asset Coll
Entity Ltd.,*
1.08% due 02/17/04	100,000	99,985,991
1.08% due 04/26/04	100,000	99,993,515
1.08% due 05/17/04	125,000	124,991,202
Sigma Finance Corp.,*
1.07% due 01/05/04	150,000	149,994,750
1.08% due 02/10/04	100,000	99,993,342
1.07% due 04/05/04	500,000	499,970,192
1.08% due 04/28/04	100,000	99,990,164
1.08% due 04/30/04	250,000	249,975,205
1.07% due 07/15/04	373,000	372,918,980
1.07% due 08/17/04	250,000	249,939,566
Stanfield Victoria
Finance Ltd.,*
1.07% due 05/04/04	100,000	99,993,333
1.08% due 06/01/04	100,000	99,988,892
1.07% due 06/15/04	100,000	99,988,164
Whistlejacket
Capital Ltd.,*
1.09% due 02/17/04	90,000	89,995,878
1.07% due 06/28/04	50,000	49,991,821

		3,809,069,186

Certificates of Deposit
(Domestic) — 1.0%

Wells Fargo Bank,
1.05% due 09/02/03	320,000	319,999,996
1.06% due 10/03/03	89,000	88,999,985

		408,999,981

Certificates of Deposit (Euro) — 11.6%

Barclays Bank,
1.26% due 09/03/03	153,000	153,000,167
Barclays Bank London
1.05% due 09/17/03	500,000	500,000,000
Credit Suisse London,
1.09% due 12/22/03	250,000	250,000,000
HBOS,
1.22% due 09/08/03	458,000	458,000,000
HBOS London,
1.05% due 12/30/03	500,000	500,016,580
San Paulo Euro CD,
1.05% due 12/24/03	175,000	175,000,000
	Principal
	Amount
Issuer	(000’s omitted)	Value

Unicredito Italiano
1.06% due 10/07/03	$750,000	$750,000,000
1.05% due 10/20/03	500,000	500,000,000
Westdeutsche
Landesbank,
1.07% due 10/07/03	1,300,000	1,300,006,482

		4,586,023,229

Certificates of Deposit (Yankee) — 8.9%

Banco Bilbao,
1.08% due 12/26/03	200,000	200,000,000
Bayerische Landesbank,
1.24% due 09/08/03	172,000	172,000,000
1.22% due 11/03/03	100,000	100,006,958
BNP Paribas,
1.18% due 11/17/03	350,000	350,000,000
Canadian Imperial
Bank,
1.25% due 10/22/03	100,000	99,999,988
1.04% due 10/28/03	250,000	250,000,000
1.06% due 03/11/04*	200,000	199,985,490
Credit Agricole,
1.06% due 10/10/03	250,000	250,000,000
Credit Lyonnais,
1.09% due 12/08/03	400,000	400,010,849
Danske Bank,
1.04% due 09/29/03	220,000	220,000,000
1.04% due 09/30/03	248,500	248,500,000
Royal Bank
Scotland PLC.,
1.06% due 10/10/03	150,000	150,000,000
Toronto Dominion
Bank,
1.24% due 09/08/03	100,000	100,000,000
1.21% due 11/10/03	200,000	200,003,803
1.08% due 12/30/03	91,000	91,005,984
Westdeutsche
Landesbank,
1.04% due 12/10/03	388,000	388,000,000
1.04% due 12/15/03	100,000	100,000,000

		3,519,513,072

Commercial Paper — 26.3%

Amstel Funding Corp.,
1.27% due 10/24/03	219,000	218,590,531
1.19% due 10/28/03	100,081	99,892,431
1.10% due 11/17/03	100,000	99,764,722
1.06% due 12/17/03	182,316	181,741,603
1.06% due 12/29/03	321,193	320,067,575
Aquinas Funding LLC,
1.21% due 10/06/03	100,000	99,882,361
Atlantis One Funding
Corp.,
1.05% due 10/28/03	185,000	184,692,438

Cash Reserves Portfolio
P O R T F O L I O O F I N V E S T M E N T S (Continued)	August 31, 2003
	Principal
	Amount
Issuer	(000’s omitted)	Value

Commercial Paper — (cont’d)

Atomium Funding Corp.,
1.07% due 09/09/03	$70,738	$70,721,180
1.06% due 09/10/03	100,193	100,166,449
1.05% due 10/09/03	95,652	95,545,986
1.10% due 10/28/03	112,613	112,416,866
1.09% due 11/06/03	128,873	128,615,462
1.10% due 11/18/03	114,362	114,089,437
1.06% due 11/21/03	125,000	124,701,875
Beethoven Funding
Corp.,
1.10% due 09/19/03	99,453	99,398,301
Clipper Receivables,
1.24% due 09/05/03	100,000	99,986,222
1.08% due 09/09/03	100,000	99,976,000
Compass
Securitization,*
1.063% due 09/05/03	150,000	149,999,860
1.063% due 09/08/03	200,000	199,999,614
Credit Lyonnais,
1.08% due 12/04/03	130,000	129,633,400
Danske Bank,
1.04% due 12/16/03	100,000	99,693,778
Galleon Capital Corp.,
1.24% due 09/05/03	100,000	99,986,222
GE Capital Corp.,
1.21% due 09/05/03	100,000	99,986,556
0.94% due 09/16/03	75,000	74,970,625
1.20% due 09/24/03	200,000	199,846,667
Giro Funding U.S.
Corp.,
1.05% due 09/29/03	100,000	99,918,333
Goldman Sachs,
1.05% due 11/26/03	353,500	352,613,304
Grampian Funding Ltd.,
1.10% due 12/02/03	100,615	100,332,160
1.09% due 12/12/03	210,000	209,351,450
1.08% due 12/15/03	350,500	349,395,925
HBOS Treasury
Services PLC.,
1.09% due 12/29/03	150,000	149,462,021
KBC Financial Products,
1.27 due 09/03/03	100,000	99,992,944
Mica Funding LLC,
0.97% due 09/18/03	249,191	249,076,858
1.06% due 09/19/03	50,131	50,104,431
1.10% due 10/10/03	185,000	184,779,542
1.07% due 10/21/03	250,000	249,628,472
1.09% due 11/10/03	140,500	140,202,218
1.10% due 11/21/03	150,000	149,628,750
Moat Funding LLC,
1.25% due 09/05/03	100,000	99,986,111
1.05% due 10/02/03	65,000	64,941,229
1.05% due 10/03/03	100,000	99,906,667
1.27% due 10/09/03	100,000	99,865,944
1.20% due 11/19/03	200,000	199,473,333
1.04% due 12/17/03	100,000	99,690,889
	Principal
	Amount
Issuer	(000’s omitted)	Value

Nestle Capital Corp.,
1.18% due 09/03/03	$100,000	$99,993,444
1.18% due 09/04/03	100,000	99,990,167
Nordeutsche
Landesbank,
1.07% due 12/08/03	100,000	99,708,722
Pennine Funding,
1.25% due 09/02/03	141,500	141,495,087
Perry Global Funding,
1.04% due 10/09/03	199,366	199,147,140
Prudential PLC.,
1.20% due 10/10/03	100,000	99,870,000
Regency Markets LLC,
1.09% due 09/19/03	210,882	210,767,069
Santander,
1.10% due 12/24/03	190,000	189,341,175
Scaldis,
1.06% due 09/15/03	678,743	678,463,207
1.10% due 11/20/03	115,000	114,718,888
Silver Tower US
Funding LLC,
1.09% due 09/08/03	524,000	523,888,940
1.12% due 09/17/03	282,000	281,859,626
1.07% due 09/26/03	250,000	249,814,236
Surrey Funding Corp.,
1.06% due 09/17/03	120,000	119,943,467
United Parcel Services,
1.19% due 09/03/03	100,000	99,993,389
Victory Receivable
Corp.,
1.06% due 09/11/03	142,903	142,860,923
1.10% due 09/15/03	132,100	132,043,491
1.11% due 09/16/03	133,700	133,638,164
1.11% due 10/21/03	111,277	111,105,448
1.06% due 10/31/03	149,794	149,529,364
1.10% due 11/12/03	141,216	140,905,325

	10,371,794,014

Corporate Notes — 15.1%

Brahms Funding Corp.,
1.13% due 09/04/03	300,000	299,971,750
1.12% due 09/09/03	615,350	615,196,846
1.12% due 09/10/03	199,000	198,944,280
1.12% due 09/16/03	175,351	175,269,170
1.13% due 09/25/03	113,161	113,075,752
1.15% due 09/26/03	101,905	101,823,618
1.15% due 10/14/03	80,437	80,326,511
Fenway Funding,
1.15% due 09/12/03	193,493	193,425,009
1.15% due 09/18/03	148,697	148,616,249
1.15% due 09/19/03	73,325	73,282,838
1.15% due 09/29/03	123,034	122,923,953
1.15% due 10/03/03	247,500	247,247,000
1.15% due 10/10/03	175,986	175,766,751
1.15% due 10/24/03	245,000	244,585,201

Cash Reserves Portfolio
P O R T F O L I O O F I N V E S T M E N T S (Continued)	August 31, 2003
	Principal
	Amount
Issuer	(000’s omitted)	Value

Corporate Notes — (cont’d)

Foxboro Funding Ltd.,
1.13% due 09/12/03	$149,251	$149,199,467
1.15% due 10/15/03	136,856	136,663,641
1.16% due 11/07/03	80,880	80,705,389
Harwood Funding
Corp.,
1.09% due 09/04/03	100,000	99,990,917
1.10% due 09/18/03	311,961	311,798,954
1.13% due 09/18/03	117,843	117,780,118
Mittens,
1.13% due 09/02/03	100,000	99,996,861
1.04% due 09/03/03	100,000	99,994,222
1.05% due 09/03/03	100,000	99,994,167
1.08% due 09/15/03	100,000	99,958,000
1.13% due 09/15/03	150,000	149,934,083
1.14% due 09/15/03	218,100	218,003,309
1.13% due 09/24/03	100,000	99,927,806
1.10% due 10/09/03	200,000	199,767,778
1.13% due 10/14/03	99,000	98,866,377
1.10% due 10/15/03	150,000	149,798,333
1.11% due 10/15/03	48,400	48,334,337
1.15% due 11/05/03	200,000	199,584,722
1.15% due 11/06/03	175,000	174,631,042
Motown,
1.06% due 10/24/03	107,000	106,833,021
Park Granada LLC,
1.07% due 09/09/03	122,250	122,220,932
1.08% due 09/09/03	35,000	34,991,600
1.10% due 11/07/03	273,815	273,254,440

		5,962,684,444

Master Notes — 2.8%

Morgan Stanley,
1.33% due 09/02/03	850,000	850,000,000
Merrill Lynch,
1.28% due 09/02/03	265,000	265,000,000

		1,115,000,000

Medium Term Notes — 8.1%

Blue Heron Funding,*
1.14% due 10/17/03	500,000	500,000,000
1.14% due 12/19/03	175,000	175,000,000
1.14% due 02/25/04	105,000	105,000,000
1.14% due 03/19/04	200,000	200,000,000
1.14% due 05/19/04	438,750	438,750,000
1.14% due 05/28/04	180,000	180,000,000
Credit Suisse
First Boston,*
1.12% due 03/08/04	450,000	450,000,000
General Electric
Capital Corp.,*
1.19% due 07/09/07	500,000	500,000,000
1.14% due 10/17/07	350,000	350,000,000
	Principal
	Amount
Issuer	(000’s omitted)	Value

Merrill Lynch & Co. Inc.,*
1.24% due 01/09/04	$300,000	$299,988,612

		3,198,738,612

Promissory Note — 3.5%

Goldman Sachs,
1.22% due 02/24/04	1,400,000	1,400,000,000

Time Deposits — 4.2%

Chase Manhattan
Bank Nassau,
1.00% due 09/02/03	300,000	300,000,000
Credit Suisse
First Boston,
1.05% due 10/01/03	800,000	800,000,000
Keybank National
Grand Cayman,
1.00% due 09/02/03	288,337	288,337,000
National City Bank
Grand Cayman,
1.00% due 09/02/03	250,000	250,000,000

		1,638,337,000

United States
Government Agency — 8.7%

Federal Home Loan
Mortgage
Association,
1.00% due 10/30/03	100,000	99,836,111
Federal Home Loan
Mortgage
Association,
1.00% due 10/31/03	200,000	199,666,667
Federal Home Loan
Mortgage
Association,
1.08% due 11/21/03	500,000	498,785,000
Federal Home Loan
Mortgage
Association,
1.08% due 12/09/03	89,250	88,984,928
Federal Home Loan
Mortgage
Association,
1.08% due 12/15/03	388,643	387,418,775
Federal Home Loan
Mortgage
Association,
1.04% due 12/19/03	285,000	284,102,567
Federal Home Loan
Mortgage
Association,
1.08% due 12/19/03	200,000	199,346,000

Cash Reserves Portfolio
P O R T F O L I O O F I N V E S T M E N T S (Continued)	August 31, 2003
	Principal
	Amount
Issuer	(000’s omitted)	Value

United States
Government Agency — (cont’d)

Federal Home Loan
Mortgage
Association,
1.04% due 12/22/03	$500,000	$498,382,222
Federal Home Loan
Mortgage
Association,
1.10% due 12/22/03	550,000	548,117,778
Federal National
Mortgage
Association,
1.08% due 12/16/03	150,000	149,525,208
Federal National
Mortgage
Association,*
1.01% due 01/28/05	228,000	227,903,310
Federal National
Mortgage
Association,*
1.05% due 02/18/05	235,130	235,060,798

		3,417,129,364

Total Investments,
at Amortized Cost	99.9%	39,427,288,902
Other Assets,
Less Liabilities	0.1	19,804,938

Net Assets	100.0%	$39,447,093,840

*Variable interest rates—subject to periodic
change.

See notes to financial statements

Cash Reserves Portfolio
S T A T E M E N T O F A S S E T S A N D L I A B I L I T I E S

August 31, 2003

Assets:
Investments at value (Note 1A)	$39,427,288,902
Cash	512
Interest receivable	24,256,632

Total assets	39,451,546,046

Liabilities:
Management fees payable (Note 2)	3,113,186
Accrued expenses and other liabilities	1,339,020

Total liabilities	4,452,206

Net Assets	$39,447,093,840

Represented by:
Paid-in capital for beneficial interests	$39,447,093,840

See notes to financial statements

Cash Reserves Portfolio
S T A T E M E N T O F O P E R AT I O N S

For the Year Ended August 31, 2003

Interest Income (Note 1B):		$663,606,463

Expenses:
Management fees (Note 2)	$66,705,349
Custody and fund accounting fees	8,555,695
Trustees’ fees	692,498
Legal fees	253,408
Audit fees	40,415
Other	31,171

Total expenses	76,278,536
Less: aggregate amounts waived by the Manager (Note 2)	(31,802,902)
Less: fees paid indirectly (Note 1F)	(473)

Net expenses		44,475,161

Net investment income		$619,131,302

See notes to financial statements

Cash Reserves Portfolio
S T A T E M E N T S O F C H A N G E S I N N E T A S S E T S

	Year Ended August 31,

	2003	2002

Increase (Decrease) in Net Assets
from Operations:
Net investment income	$619,131,302	$1,026,102,717

Capital Transactions:
Proceeds from contributions	95,248,125,837	96,678,280,874
Value of withdrawals	(101,427,035,864)	(84,770,853,952)

Net increase (decrease) in net assets from
capital transactions	(6,178,910,027)	11,907,426,922

Net Increase (Decrease) in Net Assets	(5,559,778,725)	12,933,529,639

Net Assets:
Beginning of year	45,006,872,565	32,073,342,926

End of year	$39,447,093,840	$45,006,872,565

See notes to financial statements

Cash Reserves Portfolio

N O T E S   T O   F I N A N C I A L   S T A T E M E N T S

1. Significant Accounting Policies Cash Reserves Portfolio (the “Portfolio”) is registered under the U.S. Investment Company Act of 1940, as amended (the “1940 Act”), as a no-load, diversified, open-end management investment company which was organized as a trust under the laws of the State of New York. The Declaration of Trust permits the Trustees to issue beneficial interests in the Portfolio. Citi Fund Management Inc. (the “Manager”) acts as the Investment Manager.

     The preparation of financial statements in accordance with United States of America generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

     The significant accounting policies consistently followed by the Portfolio are as follows:

     A. Valuation of Investments Money market instruments are valued at amortized cost, in accordance with Rule 2a-7 under the 1940 Act. This method involves valuing a portfolio security at its cost and thereafter assuming a constant amortization to maturity of any discount or premium. The Portfolio’s use of amortized cost is subject to its compliance with certain conditions as specified under Rule 2a-7 of the 1940 Act.

     B. Interest Income and Expenses Interest income consists of interest accrued and discount earned (including both original issue and market discount adjusted for amortization of premium) on the investments of the Portfolio, accrued ratably to the date of maturity, plus or minus net realized gain or loss, if any, on investments. Expenses of the Portfolio are accrued daily. The Portfolio bears all costs of its operations other than expenses specifically assumed by the Administrator.

     C. U.S. Federal Income Taxes The Portfolio is considered a partnership under the U.S. Internal Revenue Code. Accordingly, no provision for federal income taxes is necessary.

     D. Repurchase Agreements It is the policy of the Portfolio to require the custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System or to have segregated within the custodian bank’s vault, all securities held as collateral in support of repurchase agreement investments. Additionally, procedures have been established to monitor, on a daily basis, the market value of the repurchase agreements’ underlying investments to ensure the existence of a proper level of collateral.

     E. Other Purchases, maturities and sales of money market instruments are accounted for on the date of the transaction.

     F. Fees Paid Indirectly The Portfolio’s custodian calculates its fees based on the Portfolio’s average daily net assets. The fee is reduced according to a fee arrangement, which provides for custody fees to be reduced based on a formula developed to measure the value of cash deposited with the custodian by the Portfolio. This amount is shown as a reduction of expenses on the Statement of Operations.

Cash Reserves Portfolio

N O T E S   T O   F I N A N C I A L   S T A T E M E N T S   (Continued)

2. Management Fees The Manager is responsible for overall management of the Portfolio’s business affairs, and has a Management Agreement with the Portfolio. The Manager or an affiliate also provides certain administrative services to the Portfolio. These administrative services include providing general office facilities and supervising the overall administration of the Portfolio.

     The management fees paid to the Manager are accrued daily and payable monthly. The management fee is computed at an annual rate of 0.15% of the Funds’ average daily net assets. The management fee amounted to $66,705,349 of which $31,802,902 was voluntarily waived for the year ended August 31, 2003. The Portfolio pays no compensation directly to any Trustee or any officer who is affiliated with the Manager, all of whom receive remuneration for their services to the Portfolio from the Manager or its affiliates. Certain of the officers and a Trustee of the Portfolio are officers and a director of the Manager or its affiliates.

3. Investment Transactions Purchases, maturities and sales of money market instruments aggregated $708,198,861,551 and $714,004,635,617, respectively, for the year ended August 31, 2003.

4.Trustee Retirement Plan The Trustees of the Fund have adopted a Retirement Plan for all Trustees who are not “interested persons” of the Fund, within the meaning of the 1940 Act. Under the Plan, all Trustees are required to retire from the Board as of the last day of the calendar year in which the applicable Trustee attains age 75 (certain Trustees who had already attained age 75 when the Plan was adopted are required to retire effective December 31, 2003). Trustees may retire under the Plan before attaining the mandatory retirement age. Trustees who have served as Trustee of the Trust or any of the investment companies associated with Citigroup for at least ten years when they retire are eligible to receive the maximum retirement benefit under the Plan. The maximum retirement benefit is an amount equal to five times the amount of retainer and regular meeting fees payable to a Trustee during the calendar year ending on or immediately prior to the applicable Trustee’s retirement. Amounts under the Plan may be paid in installments or in a lump sum (discounted to present value). The Fund’s allocable share of the expenses of the Plan for the year ended August 31, 2003 and the related liability at August 31, 2003 was not material.

Cash Reserves Portfolio
F I N A N C I A L H I G H L I G H T S

		Year Ended August 31,

	2003	2002	2001	2000	1999

Ratios/Supplemental Data:
	$39,447,094	$45,006,873	$32,073,343	$14,392,341	$14,929,345
Net assets (000’s omitted)
Ratio of expenses to
average net assets	0.10%	0.10%	0.10%	0.10%	0.10%
Ratio of net investment
income to average net assets	1.39%	2.29%	5.27%	5.93%	5.13%
Total return	1.49%	2.36%	N/A	N/A	N/A
Note: If agents of the Portfolio had not voluntarily waived a portion of their fees for the years indicated, the ratios would have been as follows:
Ratios:
Expenses to average net assets	0.17%	0.19%	0.22%	0.22%	0.22%
Net investment income
to average net assets	1.32%	2.20%	5.15%	5.81%	5.01%

See notes to financial statements

Cash Reserves Portfolio

R E P O R T  O F  I N D E P E N D E N T  A U D I TO R S

To the Trustees and Investors of Cash Reserves Portfolio:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Cash Reserves Portfolio (the “Portfolio”) at August 31, 2003, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Portfolio’s management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at August 31, 2003 by correspondence with the custodian, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
New York, New York
October 16, 2003

Cash Reserves Portfolio

A D D I T I O N A L  I N F O R M AT I O N (Unaudited)

     Information about the Trustees and Officers of the Portfolio can be found on pages 15 through 20 of this report.

ITEM 2.  CODE OF ETHICS.

         The registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller.

ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

         The Board of Trustees of the registrant has determined that Mr. Stephen
         Randolph Gross, the Chairman of the Board's Audit Committee, possesses the technical attributes identified in Instruction 2(b) of Item 3 to
         Form N-CSR to qualify as an "audit committee financial expert," and has designated Mr. Gross as the Audit Committee's financial expert. Mr.
         Gross is an "independent" Trustee pursuant to paragraph (a)(2) of Item
         3 to Form N-CSR.

ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

         Not applicable.

ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

         Not applicable.

ITEM 6.  [RESERVED]

ITEM 7.  DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END
         MANAGEMENT INVESTMENT COMPANIES.

         Not applicable.

ITEM 8.  [RESERVED]

ITEM 9.  CONTROLS AND PROCEDURES.

         (a)    The registrant's principal executive officer and principal financial officer have concluded that the registrant's
                disclosure controls and procedures (as defined in Rule 30a- 3(c)
                under the Investment Company Act of 1940, as amended (the "1940
                Act")) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940
                Act and 15d-15(b) under the Securities Exchange Act of 1934

         (b)    There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940
                Act) that occurred during the registrant's last fiscal half-year
                (the registrant's second fiscal half-year in the case of an annual report) that have materially affected, or are likely to materially affect the registrant's internal control over
                financial reporting.

ITEM 10. EXHIBITS.

         (a)(1) Code of Ethics attached hereto.

         (a)(2) Attached hereto.

         Exhibit 99.CERT  Certifications pursuant to section 302 of the
                          Sarbanes-Oxley Act of 2002
         (b) Furnished.

Exhibit 99.906CERT        Certifications pursuant to Section 906 of the
                          Sarbanes-Oxley Act of 2002

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, there unto duly authorized.

CASH RESERVES PORTFOLIO

By:   /s/ R. Jay Gerken
      R. Jay Gerken
      Chief Executive Officer of
      CASH RESERVES PORTFOLIO

Date: OCTOBER 16, 2003

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:   /s/ R. Jay Gerken
      (R. Jay Gerken)
      Chief Executive Officer of
      CASH RESERVES PORTFOLIO

Date: OCTOBER 16, 2003

By:   /s/ LEWIS E. DAIDONE
      Chief Administrative Officer of
      CASH RESERVES PORTFOLIO

Date: OCTOBER 16, 2003